22,263-8                        Exchange Act-Forms                 1868  4-28-99
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group IV, L.P.
________________________________________________________________________________

Address:  2180 Sand Hill Road, Suite 300, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05379
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  General Partner

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

May 12, 2000____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      6
                                                --------------

Form 13F Information Table Value Total:                293,132
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE


Presidio Management Group IV - Form 13F - 1Q00 report
                           Title                   Value                Sh/  Put/C   Invstmt
       Name of Issuer    of Class    CUSIP        (x$1000)      Shares  Prn   all    Discretn  Managers    Sole      Shared     None
====================================================================================================================================
Artisan Components, Inc.    Common     042923102   $   6,288     320,425   SH          Sole                 320,425
Mattel Incorporated         Common     577081102   $   2,384     227,061   SH          Sole                 227,061
Microsoft Corp.             Common     594918104   $     185       1,738   SH          Sole                   1,738
Netro Corporation           Common     64114R109   $ 269,273   4,141,667   SH          Sole               4,141,667
Quicklogic, Inc.            Common     74837P108   $  14,608     431,228   SH          Sole                 431,228
Sun Microsystems            Common     866810104   $     394       4,200   SH          Sole                   4,200
